Provisions and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Defined benefit pension plans	$ 3,546		$ 3,157
Other long-term employee benefits and deferred compensation	600		625
Other post-employment benefits	954		953
Environmental remediation provisions	634		706	$ 708
Product liability, government investigations, other legal matters provisions	214		230	$ 264
Contingent consideration	874		809
Other non-current liabilities	497		577
Total provisions and other non-current liabilities	$ 7,319	$ 6,988	$ 7,057